Consolidated Balance Sheets - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 13,972,659	$ 15,030,988
Amounts receivable	338,715	332,248
Inventory	132,473	132,142
Prepaid expenses	154,757	289,278
Total current assets	14,598,604	15,784,656
Property and equipment	1,005,760	470,504
Deferred development costs - net of accumulated amortization of $nil (2020 - $nil)	4,463,748	1,554,584
Investment in and loan to Merit Functional Foods Corporation	16,401,703	12,204,538
Goodwill	1,254,930	1,254,930
Total assets	37,724,745	31,269,212
Current liabilities
Accounts payable and accrued liabilities	1,418,049	1,067,251
Lease liability	28,431	0
Deferred revenue	0	275,578
Accrued interest	0	249,310
Total current liabilities	1,446,480	1,592,139
Lease liability	5,266	0
Convertible debentures	0	6,731,350
Total liabilities	1,451,746	8,323,489
SHAREHOLDERS’ EQUITY
Capital stock	114,106,836	98,046,103
Contributed surplus	14,058,654	9,030,861
Options	6,490,537	9,673,821
Warrants	594,621	1,792,168
Convertible debentures	0	2,762,927
Deficit	(98,977,649)	(98,360,157)
Total equity	36,272,999	22,945,723
Total equity and liabilities	$ 37,724,745	$ 31,269,212